Operating Lease	6 Months Ended
Jun. 30, 2023
Operating Lease [Abstract]
OPERATING LEASE
27	OPERATING LEASE

	December 31, 2022	June 30, 2023
	RM	RM	USD
Short-term leases	257,243	149,951	32,124

The Group has elected not to recognise right-of-use assets and lease liabilities for short-term leases that have lease terms of 12 months. Lease payments relating to these leases are expensed to profit or loss on a straight-line basis over the lease term.